Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the years ended December 31, 2016, 2015 and 2014.

	Year ended December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$91,107	43,272	—	134,379	(43,272)	$91,107
Total revenues	91,107	43,272	—	134,379		91,107
Operating expenses	(19,043)	(9,107)	(6,755)	(34,905)	9,107	(25,798)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	16,622	16,622
Segment EBITDA	71,749	34,165	(6,755)	99,159
Depreciation and amortization	(10,552)	(9,525)	—	(20,077)	9,525	(10,552)
Operating income (loss)	61,197	24,640	(6,755)	79,082		71,064
Gain (loss) on derivative instruments	1,839	7,092	—	8,931	(7,092)	1,839
Other financial income (expense), net	(23,381)	(15,110)	(4,273)	(42,764)	15,110	(27,654)
Income (loss) before tax	39,655	16,622	(11,028)	45,249	—	45,249
Income tax expense	(3,852)	—	(20)	(3,872)	—	(3,872)
Net income (loss)	$35,803	16,622	(11,048)	41,377	—	$41,377

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—	290,111
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	7,218	7,218	—	7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(25,886)
Expenditures for newbuildings, vessels & equipment	537	783	—	1,320	(783)	537
Expenditures for drydocking	—	135	—	135	(135)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—	3,192
Amortization of above market contract	$2,405	—	—	2,405	—	$2,405

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Year ended December 31, 2015
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$57,465	42,698	—	100,163	(42,698)	$57,465
Total revenues	57,465	42,698	—	100,163		57,465
Operating expenses	(12,346)	(9,493)	(6,066)	(27,905)	9,493	(18,412)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,123	17,123
Segment EBITDA	45,119	33,205	(6,066)	72,258
Depreciation and amortization	(2,653)	(9,227)	—	(11,880)	9,227	(2,653)
Operating income (loss)	42,466	23,978	(6,066)	60,378		53,523
Gain (loss) on derivative instruments	949	9,246	—	10,195	(9,246)	949
Other financial income (expense), net	(18,275)	(16,101)	5,395	(28,981)	16,101	(12,880)
Income (loss) before tax	25,140	17,123	(671)	41,592	—	41,592
Income tax expense	(333)	—	20	(313)	—	(313)
Net income (loss)	$24,807	17,123	(651)	41,279	—	$41,279

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2015
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Vessels, net of accumulated depreciation	$353,078	283,539	—	636,617	(283,539)	$353,078
Net investment in direct financing lease	293,303	—	—	293,303	—	293,303
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	13,991	13,991	—	13,991
Total assets	736,108	303,390	27,635	1,067,133	(303,390)	763,743
Accumulated losses of joint ventures	—	—	50	50	(42,557)	(42,507)
Expenditures for newbuildings, vessels & equipment	955	11,431	—	12,386	(11,431)	955
Expenditures for drydocking	—	1,664	—	1,664	(1,664)	—
Principal repayment direct financing lease	2,919	—	—	2,919	—	2,919
Amortization of above market contract	$605	—	—	605	—	$605

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Year ended December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Ations (1)	reporting
Time charter revenues	$22,227	41,319	—	63,546	(41,319)	$22,227
Construction contract revenues	51,868	—	—	51,868	—	51,868
Other revenue	474	—	—	474	—	474
Total revenues	74,569	41,319	—	115,888		74,569
Operating expenses	(13,689)	(8,485)	(6,213)	(28,387)	8,485	(19,902)
Construction contract expenses	(38,570)	—	—	(38,570)	—	(38,570)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,310	32,834	(6,213)	48,931
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	20,993	23,686	(6,213)	38,466		9,450
Gain (loss) on derivative instruments	(161)	(11,878)	—	(12,039)	11,878	(161)
Other financial income (expense), net	(11,952)	(17,138)	4,458	(24,632)	17,138	(7,494)
Income (loss) before tax	8,880	(5,330)	(1,755)	1,795	—	1,795
Income tax benefit (expense)	(505)	—	24	(481)	—	(481)
Net income (loss)	$8,375	(5,330)	(1,731)	1,314	—	$1,314

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
For the years ended December 31, 2016, 2015 and 2014, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
PT PGN LNG Indonesia	50%	79%	100%
Höegh LNG Egypt LLC	50%	21%	—